UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) January 7, 2026

Huntington Vehicle Funding, LLC
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-06927
Central Index Key Number of securitizer: 0002010031
Matthew T. Alexander, (614) 480-4706
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________
Central Index Key Number of issuing entity (if applicable): _________________
Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure
N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), the securitizer has indicated by check mark that there is no activity to report for the annual period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 7, 2026

Huntington Vehicle Funding, LLC
By:    /s/ Matthew T. Alexander
Name:    Matthew T. Alexander
Title:    Senior Vice President